Commitments and Contingencies - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Commitments and contingencies
Percentage of payment for final resolultion of class action	50.00%
Accrued expenses	17
Subsequent Event
Increase (decrease) in health care insurance liabilities	5
Guarantor Subsidiaries
Commitments and contingencies
Non-Guarantor Subsidiaries
Commitments and contingencies
2015 | Subsequent Event
Environmental exit costs, anticipated cost	2
2014 | Subsequent Event
Environmental exit costs, anticipated cost	2
Next Fiscal Year | Subsequent Event
Environmental exit costs, anticipated cost	$ 2